Leases (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of leases [text block] [Abstract]
Schedule of amounts relating to leases in balance sheet
	30 June 2021 A$	30 June 2020 A$
Right-of-use assets[1]
Properties	19,471	58,095
	19,471	58,095
Lease liabilities[2]
Current	20,498	42,176
Non-current	-	18,929
	20,498	61,105

1.	Included in the line item ‘property, plant and equipment’ in the consolidated balance sheet.

2.	Included in the line items ‘other current liabilities’ and ‘other non-current liabilities’ in the consolidated balance sheet.

Schedule of profit or loss amounts relating to leases
	2021 A$	2020 A$
Depreciation charge of right-of-use assets
Properties	38,624	38,729
	38,624	38,729
Interest expense (included in finance cost)	1,152	4,192
Expense relating to short-term leases (included in other expenses)	-	-
Expense relating to leases of low-value assets that are not short-term leases (included in other expenses)	-	-
Expense relating to variable lease payments not included in lease liabilities (included in other expenses)	-	-
Cash paid for principal payments	40,607	41,390